Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities [Abstract]
Accrued cost of revenue	$ 675,000	$ 823,000
VAT and taxes payable	1,274,000	1,256,608
Other	1,182,000	327,181
Accrued expenses and other current liabilities	$ 3,131,000	$ 2,407,194